Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Rollforward Of The Severance, Restructuring And Other Charges Accrual) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Restructuring reserve, beginning balance	$ 12.9	$ 4.1	$ 10.9
Restructuring and other charges	20.4	19.4	30.3
Reversal of prior year accrual	(1.0)	(0.5)	(0.6)
Cash payments	(21.5)	(9.1)	(34.8)
Non-cash charges	(1.1)	(1.0)	(1.7)
Restructuring reserve, ending balance	$ 9.7	$ 12.9	$ 4.1